Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net (Loss) ($000s)(4)
2025	$303,136	$279,629	$183,383	$175,904	$70.00	$(220.2)
2024	$267,402	$288,211	$158,315	$136,689	$75.00	$(691.8)
2023	$264,051	$179,658	$150,810	$117,803	$61.76	$(323.9)

Named Executive Officers, Footnote [Text Block]

(1)

The PEO was Gregory J. Trudel for all three years shown in the table. The Non-PEO Named Executive Officers for whom average compensation is presented in this table are David Newton and Brian Jackman for 2023, Brian Jackman and Mala Ray for 2024, and Brian Jackman and Jason Johnson for 2025.

SCT Total for PEO	$ 303,136	$ 267,402	$ 264,051
Compensation Actually Paid to PEO	$ 279,629	288,211	179,658
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as “Compensation Actually Paid”.
(3)	Total shareholder return reflects the cumulative total return of our Common Stock for the measurement period March 31, 2021 through March 31 of the year indicated. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on March 31, 2021. Encision is a smaller reporting company and is not required to disclose peer group TSR.
(4)	Represents the amount of net (loss) reflected in the Company’s audited financial statements for each applicable year. Encision is a smaller reporting company and is not required to disclose the company-selected measure nor the tabular list of their most important financial performance measures.

	PEO			Average of Non-PEO NEOs
Adjustments	FY 2025	FY 2024	FY 2023	FY 2025	FY 2024	FY 2023
Total Compensation from SCT	$303,136	$267,402	$264,051	$183,383	$158,315	$150,810
(Subtraction): Grant Date Fair Value of Option Awards Granted in Fiscal Year	$(49,383)	$(3,371)	$(3,773)	$(9,470)	(1,652)	$(4,717)
Addition: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards Granted in Fiscal Year	$19,127	$7,500	$4,200	$3,049	$1,686	5,250
Addition (Subtraction): Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years	$3,008	$24,239	$(53,249)	$479	$(8,563)	$(20,758)
Addition: Fair Value at Vesting of Option Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—	$—
Addition (Subtraction): Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$3,741	$(7,559)	$(31,571)	$(1,537)	$(13,097)	$(13,502)
Compensation Actually Paid	$279,629	$288,211	$179,658	$175,904	$136,689	$117,803

SCT Total for Non-PEO NEOs	$ 183,383	158,315	150,810
Average Compensation Actually Paid to Non-PEO NEOs	$ 175,904	136,689	117,803
CAP Versus Company TSR

CAP Versus Company TSR

There was a net decrease in CAP of our PEO and a net increase of the average of non-PEO NEOs over the two-fiscal year period ending March 31, 2025. Over the same two-fiscal-year period, our cumulative TSR decreased slightly, reflecting relative alignment between our CAP and our cumulative TSR. This relative alignment is a result of our equity compensation program which aims to align executive compensation with the shareholder experience (i.e., stock price) through stock option grants.

CAP Versus Net Income

CAP Versus Net Income

There was a net decrease in CAP of our PEO and a net increase of the average of non-PEO NEOs over the two-fiscal year period ending March 31, 2025. Net Loss decreased from fiscal period ending March 31, 2024 to fiscal period ending March 31, 2025. However, compensation is not directly tied to Net Income or Loss within our compensation program.

Relationship Between Pay and Performance	Relationship Between Pay and Performance The following summarizes the relationship between the Company’s executive Compensation Actually Paid (“CAP”) and applicable financial performance.
Total Shareholder Return Amount	$ 70.00	75.00	61.76
Net Income (Loss)	$ (220.2)	$ (691.8)	$ (323.9)
PEO Name	Gregory J. Trudel	Gregory J. Trudel	Gregory J. Trudel
Grant Date Fair Value Of Option Awards Granted In Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (49,383)	$ (3,371)	$ (3,773)
Grant Date Fair Value Of Option Awards Granted In Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,470)	(1,652)	(4,717)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards Granted in Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,127	7,500	4,200
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards Granted in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,049	1,686	5,250
Change In Fair Value Of Outstanding And Unvested Option Awards Granted In Prior Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,008	24,239	(53,249)
Change In Fair Value Of Outstanding And Unvested Option Awards Granted In Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	479	(8,563)	(20,758)
Fair Value at Vesting of Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value at Vesting of Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Change In Fair Value As Of Vesting Date Of Option Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,741	(7,559)	(31,571)
Change In Fair Value As Of Vesting Date Of Option Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,537)	$ (13,097)	$ (13,502)